BUSINESS COMBINATION - Shandong & Pingguo Aluminum Carbon Plant (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2018	Aug. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents					¥ 2,173,062
Liabilities
Contract liabilities	¥ (1,579,322)	¥ (1,310,072)
Shandong Aluminum Carbon Plant
Assets
Property, plant and equipment			¥ 23,845			¥ 24,393
Inventories			46,150			51,104
Other current assets			411			418
Trade and notes receivables			44,522			23,052
Cash and cash equivalents						34,354
Liabilities
Trade and notes payables			(24,011)			(12,235)
Contract liabilities			(1,432)
Other payables and accrued expenses			(1,542)			(38,415)
Net assets			87,943			82,671
Difference recognized in equity			58,319
Total consideration for acquisition			¥ 146,262
Pingguo Aluminum Carbon Plant
Assets
Property, plant and equipment				¥ 127,315		35,201
Inventories				71,264		90,581
Trade and notes receivables						12,143
Liabilities
Trade and notes payables				(117,749)		(69,521)
Net assets				80,830		¥ 68,404
Difference recognized in equity				11,218
Total consideration for acquisition				¥ 92,048